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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833

                         MainStay VP Series Fund, Inc.
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               (Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York                        10010
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(Address of principal executive offices)                   (Zip Code)

     Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 973-394-4437

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended September 30, 2004 is filed herewith.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP SERIES FUND, INC

By: /s/ Gary E. Wendlandt
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    GARY E. WENDLANDT
    Chairman and Chief Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Gary E. Wendlandt
    --------------------------------------
    GARY E. WENDLANDT
    Chairman and Chief Executive Officer

Date: November 29, 2004

By: /s/Patrick J. Farrell
    --------------------------------------
    PATRICK J. FARRELL
    Treasurer and
    Chief Financial and Accounting Officer

Date: November 29, 2004